Related parties - Collaterals provided by the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 39,517	₩ 201,750
Aju Capital Co., Ltd. | Beneficiary certificates
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	0	160,000
BNP Paribas Cardif Life Insurance | Government bonds
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	11,666	13,699
JAEYOUNG SOLUTEC CO., LTD. | Property, plant and equipment
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	20,814	20,814
JAEYOUNG SOLUTEC CO., LTD. | Guarantee insurance policy
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	7,037	7,037
Treenkid | Property, plant and equipment
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 0	₩ 200